FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Loans Held-for-sale, Fair Value Disclosure	$ 29,500	$ 41,100
Derivatives	212,970	272,499
Liabilities
Derivatives	212,977	272,606
Investment Securities, Available-for-sale	4,207,846	3,424,580
Impaired Commercial And Commercial Real Estate Loans Member
Liabilities
Principal Amount of Commercial and Commercial Real Estate Loans	28,800	45,300
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives		0
Total	34,776	103
Liabilities
Total	0	0
Investment Securities, Available-for-sale	34,776	103
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	29,482	41,103
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives		185,032
Total	4,377,467	3,697,652
Liabilities
Total	213,212	273,739
Investment Securities, Available-for-sale	4,134,889	3,383,902
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives		0
Total	38,181	40,575
Liabilities
Total	0	0
Investment Securities, Available-for-sale	38,181	40,575
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Loans Held-for-sale, Fair Value Disclosure	29,482	41,103
Derivatives		185,032
Total	4,450,424	3,738,330
Liabilities
Total	213,212	273,739
Investment Securities, Available-for-sale	4,207,846	3,424,580
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	92,328
Liabilities
Derivatives	92,444	186,124
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	92,328
Liabilities
Derivatives	92,444	186,124
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	120,768	87,615
Liabilities
Derivatives	120,768	87,615
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	120,768	87,615
Liabilities
Derivatives	$ 120,768	$ 87,615